ORDINARY SHARES	12 Months Ended
Dec. 31, 2025
ORDINARY SHARES
ORDINARY SHARES

17.ORDINARY SHARES

The Company was incorporated on May 12, 2023. As part of the Restructuring the Company issued a total of 107,101,149 ordinary shares to the affiliates of certain then shareholders of Beijing Chagee. As of December 31, 2024, the Company had 104,443,500 of ordinary shares issued, including 39,169,393 of Class A ordinary shares and 65,274,107 of Class B ordinary shares and the Company had 98,743,892 of ordinary share outstanding, including 33,469,785 of Class A ordinary shares and 65,274,107 of Class B ordinary shares.

As a result of the Restructuring the Company retrospectively adjusted the number of ordinary shares as if the Restructuring occurred at the beginning of the period presented, for details of Restructuring, please refer to Note 1(b).

Super voting rights

On July 5, 2023, the Company changed its capital structure to re-designate its ordinary shares into Class A ordinary shares and Class B ordinary shares. Mr. Junjie Zhang, chairman of the board of directors, and Chief Executive Officer (“CEO”) of the Company holds Class B ordinary shares through a British Virgin Islands (“BVI”) company and each Class B ordinary share carries ten (10) votes at meetings of shareholders while each Class A ordinary share is entitled to one vote. Upon further transfer of Class B ordinary shares by Mr. Junjie Zhang to anyone, such Class B ordinary shares will automatically convert into an equal number of Class A ordinary shares. The Class B ordinary Shares shall be automatically and immediately converted into an equal number of Class A ordinary shares when Mr. Junjie Zhang ceases to be the CEO of the Company or the chairman of the board of directors of the Company.

The grant of the super voting rights was authorized by the board of directors on July 20, 2023. There are no additional vesting conditions attached to the grant. The incremental value of Class B ordinary shares is not significant.

In 2023, an aggregate of 1,046,761 Class A and 1,610,888 Class B ordinary shares held beneficially owned by Junjie Zhang, Xianggui Peng and Peibang Gong, who are employees of the Company, were exchanged at a premium for Series B preferred shares. Junjie Zhang, Xianggui Peng and Peibang Gong are the ultimate controllers and beneficial owners of Partea Ltd., TasTea Ltd., and TEALATTE Ltd., which are the shareholders of Chagee Holdings Limited. Such Series B preferred shares were then sold to certain preferred shareholders. The exchange was accounted for as a repurchase and retirement of ordinary shares with the newly issued preferred shares. The difference between the fair value of the newly issued preferred shares and the former ordinary shares was recorded as share-based compensation expenses in 2023, amounted to RMB7.0 million. The excess of ordinary share’s fair value over par value was charged entirely to retained earnings upon retirement.

On December 25, 2023, the Company repurchased and redeemed an aggregate of 2,729,630 Class B ordinary shares from Partea Ltd. and subsequently issued an aggregate of 2,729,630 Class A ordinary shares to TeaTide Limited on the same date. The difference between the fair value of the newly issued ordinary shares and the former ordinary shares was immaterial.

On April 30, 2024, the Company repurchased an aggregate of 5,699,608 Class A ordinary shares from Brewtopia Limited, Brew Tea-ful Limited, TeaSoul Limited and Tea Tropolis Limited with total cash consideration of RMB210.1 million. RMB95.0 million was paid in April 2024 and RMB115.1 million was paid subsequently in July 2024. The Company recorded the shares repurchased as treasury stock.

17.ORDINARY SHARES (CONTINUED)

In April 2025, the Company completed the IPO and issued an aggregate of 16,886,589 Class A ordinary shares with the over-allotment option being exercised in full. The net fundraising proceeds from the IPO were amounted to RMB3,181,762. Upon the completion of the IPO, all preferred shares of the Company with an aggregate of 70,122,009 shares have been automatically converted into fully-paid and non-assessable Class A ordinary shares of the Company at conversion ratio of preferred shares to ordinary shares being 1:1. The excess of the net proceeds and total amounts of preferred shares as of the completion of the IPO over ordinary share’s par value was charged to additional paid-in capital.

In October 2025, the Company issued 28,061,349 Class A ordinary shares to the Company’s depository bank as the Award Pool (Note 16), which will be used to settle share options and RSUs upon their exercise and vest. No consideration was received by the Company for this issuance of ordinary shares. Among which, an aggregate of 5,004,064 share options have been exercised and of 6,772 RSUs have been vested and converted into Class A ordinary shares at conversion ratio of 1:1 in 2025. As of December 31, 2025, there were 23,050,513 shares remaining. These ordinary shares are legally issued but are treated as escrowed shares for accounting purposes and, therefore, have been excluded from the computation of income per ordinary share.